UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	67.72%
Aa1	0.46
Aa2	1.44
Aa3	1.05
A1	2.83
A2	3.88
A3	3.33
Baa1	5.04
Baa2	5.91
Baa3	2.89
Ba1	0.41
Not Rated	2.20
Short Term Investments	2.84
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$ 982.00	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Investor Class
Actual	$1,000.00	$ 980.10	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class shares and 0.50% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.30%
$ 850,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 873,028
500,000	Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3 2.06%, 08/15/2028	524,319
400,000	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	405,110
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	363,042
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	549,190
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	790,841
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	203,753
	Series 2019-B Class A3
185,079	2.57%, 08/15/2023	187,246
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	256,651
336,152	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	340,100
TOTAL ASSET-BACKED SECURITIES — 0.30% (Cost $4,425,731)		$ 4,493,280
CORPORATE BONDS AND NOTES
Basic Materials — 0.66%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	679,473
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	534,239
650,000	Dow Chemical Co 4.80%, 11/30/2028	778,235
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	852,866
500,000	Eastman Chemical Co 4.65%, 10/15/2044	604,075
266,000	International Paper Co 4.35%, 08/15/2048	329,061
500,000	Linde Inc 3.20%, 01/30/2026	547,251
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	LYB International Finance III LLC 3.38%, 10/01/2040	$ 1,035,330
250,000	Mosaic Co 5.45%, 11/15/2033	313,015
500,000	Newmont Corp 2.80%, 10/01/2029	526,786
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,141,747
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	554,432
500,000	Southern Copper Corp 5.25%, 11/08/2042	640,000
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,087,848
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	342,678
		9,967,036
Communications — 2.80%
1,000,000	Alphabet Inc 2.00%, 08/15/2026	1,046,144
	Amazon.com Inc
1,000,000	3.15%, 08/22/2027	1,104,887
2,500,000	2.50%, 06/03/2050	2,362,255
750,000	America Movil SAB de CV 2.88%, 05/07/2030	790,497
	AT&T Inc
2,000,000	2.75%, 06/01/2031	2,078,977
2,338,000	2.55%, 12/01/2033(a)	2,316,121
500,000	6.15%, 09/15/2034	664,676
1,000,000	3.30%, 02/01/2052	972,907
859,000	3.50%, 09/15/2053(a)	863,012
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	4.91%, 07/23/2025	566,456
1,500,000	5.38%, 05/01/2047	1,838,115
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,084,366
1,000,000	1.95%, 01/15/2031	985,823
3,000,000	3.40%, 07/15/2046	3,200,206
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	749,219
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,242,789
1,000,000	E*TRADE Financial Corp 3.80%, 08/24/2027	1,110,602
1,000,000	eBay Inc 2.60%, 05/10/2031	1,017,461
1,000,000	Fox Corp 5.48%, 01/25/2039	1,292,749
1,000,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,020,688
500,000	Rogers Communications Inc 4.10%, 10/01/2023	534,498

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 750,000	Time Warner Cable LLC 4.50%, 09/15/2042	$ 833,660
1,500,000	T-Mobile USA Inc 4.38%, 04/15/2040	1,758,450
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	600,555
1,000,000	VeriSign Inc 2.70%, 06/15/2031	1,015,930
	Verizon Communications Inc
1,000,000	0.84%, 03/20/2026(b) 1-yr. SOFR + 0.79%	1,018,415
1,500,000	2.63%, 08/15/2026	1,593,873
390,000	4.27%, 01/15/2036	464,032
2,250,000	3.85%, 11/01/2042	2,553,736
1,000,000	3.55%, 03/22/2051	1,068,367
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,080,233
1,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,116,171
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,049,593
1,000,000	4.75%, 11/15/2046	1,303,515
		42,298,978
Consumer, Cyclical — 1.59%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,044,684
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	492,407
1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	1,004,473
500,000	Dollar General Corp 3.50%, 04/03/2030	549,287
1,000,000	DR Horton Inc 1.40%, 10/15/2027	977,550
	General Motors Co
500,000	5.15%, 04/01/2038	609,693
1,000,000	5.20%, 04/01/2045	1,235,969
	General Motors Financial Co Inc
1,000,000	3.70%, 05/09/2023	1,049,839
1,000,000	2.75%, 06/20/2025	1,052,889
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,163,450
1,000,000	3.30%, 04/15/2040	1,095,347
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	531,623
500,000	Lear Corp 5.25%, 05/15/2049	630,733
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,118,561
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,049,103
500,000	1.45%, 09/01/2025	509,892
1,000,000	NIKE Inc 2.85%, 03/27/2030	1,086,977
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	$ 470,511
567,000	Starbucks Corp 3.50%, 03/01/2028	633,444
1,000,000	Tapestry Inc 3.00%, 07/15/2022	1,018,126
500,000	Target Corp 3.38%, 04/15/2029	561,649
1,500,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,548,568
1,250,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	1,360,340
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,059,397
1,000,000	2.95%, 09/24/2049	1,059,328
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,092,659
		24,006,499
Consumer, Non-Cyclical — 4.67%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	537,526
500,000	1.40%, 06/30/2030	482,755
	AbbVie Inc
1,750,000	2.60%, 11/21/2024	1,845,282
500,000	4.50%, 05/14/2035	602,248
1,000,000	4.88%, 11/14/2048	1,288,099
500,000	Aetna Inc 3.88%, 08/15/2047	559,180
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	521,121
	Amgen Inc
500,000	3.15%, 02/21/2040	521,001
1,892,000	2.77%, 09/01/2053	1,783,681
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,104,185
1,000,000	4.70%, 02/01/2036	1,227,343
500,000	4.90%, 02/01/2046	632,875
1,000,000	Anheuser-Busch Inbev Worldwide Inc 3.75%, 07/15/2042	1,082,833
	Anthem Inc
500,000	3.35%, 12/01/2024	539,392
1,000,000	2.25%, 05/15/2030	1,008,600
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	946,271
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	555,590
500,000	4.67%, 06/06/2047	622,902
500,000	Biogen Inc 4.05%, 09/15/2025	556,690
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	1,034,309
	Bristol-Myers Squibb Co
500,000	1.45%, 11/13/2030	482,785
1,000,000	4.13%, 06/15/2039	1,206,797
500,000	4.35%, 11/15/2047	631,657

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	$ 505,486
1,750,000	Cigna Corp 4.80%, 08/15/2038	2,179,500
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	1,009,734
1,000,000	2.60%, 06/01/2050	963,502
750,000	Conagra Brands Inc 4.60%, 11/01/2025	854,977
500,000	Constellation Brands Inc 5.25%, 11/15/2048	668,560
	CVS Health Corp
500,000	2.63%, 08/15/2024	527,632
750,000	1.30%, 08/21/2027	735,679
1,000,000	2.70%, 08/21/2040	969,317
1,706,545	CVS Pass-Through Trust 6.04%, 12/10/2028	1,998,471
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,137,839
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	906,801
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,045,381
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,152,786
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	974,800
1,000,000	2.60%, 10/01/2040	962,686
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	532,728
500,000	Global Payments Inc 4.15%, 08/15/2049	573,332
	HCA Inc
2,000,000	4.13%, 06/15/2029	2,252,152
1,000,000	2.38%, 07/15/2031	987,321
1,000,000	Health Care Service Corp(a) 3.20%, 06/01/2050	1,029,877
1,000,000	Hershey Co 1.70%, 06/01/2030	993,303
500,000	Humana Inc 3.95%, 03/15/2027	560,629
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,134,068
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	587,050
1,000,000	Kroger Co 2.20%, 05/01/2030	1,005,724
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	1,105,670
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,111,500
357,000	McCormick & Co Inc 3.25%, 11/15/2025	385,649
1,000,000	McKesson Corp 4.88%, 03/15/2044	1,247,338
72,000	Medtronic Inc 4.63%, 03/15/2045	94,450
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,120,676
500,000	1.45%, 06/24/2030(c)	486,575
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	$ 557,022
500,000	Moody's Corp 3.25%, 01/15/2028	547,954
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,032,676
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	539,232
	PepsiCo Inc
1,000,000	2.25%, 03/19/2025	1,050,904
1,000,000	3.45%, 10/06/2046	1,124,654
	Pfizer Inc
500,000	4.00%, 12/15/2036	604,771
1,000,000	2.55%, 05/28/2040	1,005,633
1,000,000	Procter & Gamble Co 1.20%, 10/29/2030	953,612
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	947,513
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,082,676
	Takeda Pharmaceutical Co Ltd
500,000	5.00%, 11/26/2028	602,048
1,000,000	2.05%, 03/31/2030	992,082
500,000	Thermo Fisher Scientific Inc 4.13%, 03/25/2025	554,358
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,123,916
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,109,579
500,000	3.50%, 08/15/2039	558,795
1,000,000	2.90%, 05/15/2050	1,010,071
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	550,768
1,000,000	Viatris Inc(a) 3.85%, 06/22/2040	1,063,482
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,133,477
1,000,000	Zoetis Inc 2.00%, 05/15/2030	995,380
		70,714,918
Energy — 2.18%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	546,342
1,000,000	BP Capital Markets America Inc 2.77%, 11/10/2050	926,062
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,081,660
500,000	Canadian Natural Resources Ltd 2.95%, 01/15/2023	517,914
500,000	Cenovus Energy Inc 4.00%, 04/15/2024	535,132

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	$ 581,393
	Chevron Corp
500,000	3.19%, 06/24/2023	524,958
500,000	2.98%, 05/11/2040	523,586
1,000,000	Chevron USA Inc 3.85%, 01/15/2028	1,138,940
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,102,241
438,000	ConocoPhillips 5.90%, 10/15/2032	585,380
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,070,547
700,000	Ecopetrol SA 4.13%, 01/16/2025	737,597
1,000,000	Enbridge Inc 2.50%, 08/01/2033	1,000,095
1,000,000	Energy Transfer LP 5.15%, 03/15/2045	1,156,566
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030(c)	1,056,416
664,000	4.85%, 08/15/2042	812,391
200,000	EOG Resources Inc 2.63%, 03/15/2023	206,443
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	536,294
1,500,000	3.45%, 04/15/2051	1,632,546
500,000	Halliburton Co 5.00%, 11/15/2045	609,177
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,040,441
500,000	4.70%, 11/01/2042	584,442
500,000	Kinder Morgan Inc 2.00%, 02/15/2031	480,651
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	607,263
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	590,768
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,133,180
500,000	4.50%, 04/15/2038	573,728
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	606,964
500,000	Phillips 66 4.65%, 11/15/2034	600,147
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,071,166
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,129,330
	Shell International Finance BV
1,000,000	2.75%, 04/06/2030	1,065,936
500,000	4.13%, 05/11/2035	594,679
500,000	3.63%, 08/21/2042	563,509
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	$ 1,087,013
500,000	Suncor Energy Inc 6.80%, 05/15/2038	717,784
1,000,000	TotalEnergies Capital International SA(c) 2.83%, 01/10/2030	1,074,022
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	798,236
500,000	Valero Energy Corp 7.50%, 04/15/2032	702,225
1,000,000	Williams Cos Inc 3.75%, 06/15/2027	1,110,962
		33,014,126
Financial — 8.31%
1,000,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust(c) 3.88%, 01/23/2028	1,070,366
500,000	Air Lease Corp(c) 2.88%, 01/15/2026	525,317
282,608	ALEX Alpha LLC 1.62%, 08/15/2024	287,884
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	472,653
500,000	3.00%, 05/18/2051	489,138
1,000,000	American Express Co 8.15%, 03/19/2038	1,580,763
1,000,000	American International Group Inc 3.40%, 06/30/2030	1,096,602
1,500,000	American Tower Corp REIT 3.80%, 08/15/2029	1,671,330
	Athene Global Funding(a)
1,000,000	2.95%, 11/12/2026	1,064,638
825,000	2.45%, 08/20/2027	851,267
476,000	AvalonBay Communities Inc REIT(c) 2.95%, 05/11/2026	512,911
1,000,000	Banco Santander SA 3.85%, 04/12/2023	1,058,212
	Bank of America Corp
1,000,000	3.30%, 01/11/2023	1,043,750
1,000,000	3.46%, 03/15/2025	1,068,784
1,000,000	3.95%, 04/21/2025	1,097,449
2,000,000	2.50%, 02/13/2031	2,041,988
500,000	6.11%, 01/29/2037	683,206
1,000,000	4.08%, 04/23/2040	1,166,624
2,000,000	2.68%, 06/19/2041	1,940,998
1,000,000	5.88%, 02/07/2042	1,438,401
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,077,945
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,232,965
2,000,000	Barclays PLC 3.65%, 03/16/2025	2,165,560

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Berkshire Hathaway Finance Corp 2.85%, 10/15/2050	$ 998,200
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,108,694
1,000,000	3.25%, 04/30/2029	1,118,025
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	535,655
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	543,856
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,059,668
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,044,331
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,077,032
1,000,000	Charles Schwab Corp 0.90%, 03/11/2026	992,259
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,183,121
2,250,000	4.45%, 09/29/2027	2,570,616
1,000,000	3.52%, 10/27/2028	1,095,086
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	985,873
500,000	Credit Suisse AG 3.63%, 09/09/2024	543,212
1,000,000	Credit Suisse Group AG 3.75%, 03/26/2025	1,084,706
1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	987,028
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	1,072,604
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	936,586
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	995,731
1,000,000	GE Capital International Funding Co 3.37%, 11/15/2025	1,091,128
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,087,402
1,000,000	1.09%, 12/09/2026	984,473
1,000,000	1.43%, 03/09/2027	997,181
1,500,000	3.80%, 03/15/2030	1,685,842
1,000,000	6.25%, 02/01/2041	1,487,951
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	555,614
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,083,257
1,500,000	3.90%, 05/25/2026	1,668,194
750,000	6.50%, 09/15/2037	1,043,271
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,095,260
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	1,002,449
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	$ 1,087,517
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,105,446
	JPMorgan Chase & Co
2,600,000	3.88%, 09/10/2024	2,834,182
1,000,000	2.08%, 04/22/2026	1,034,044
2,000,000	3.63%, 12/01/2027	2,197,690
1,000,000	2.96%, 05/13/2031	1,050,507
1,000,000	3.88%, 07/24/2038	1,151,966
1,000,000	5.50%, 10/15/2040	1,370,526
1,000,000	Korea Development Bank 0.50%, 10/27/2023	997,935
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,091,180
1,000,000	0.75%, 09/30/2030(c)	937,329
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,120,056
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,656,726
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	586,078
500,000	Mastercard Inc 3.30%, 03/26/2027	553,067
1,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	998,534
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,575,473
1,000,000	Mizuho Financial Group Inc 1.98%, 09/08/2031	978,215
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	1,038,302
574,000	3.13%, 07/27/2026	621,916
2,500,000	4.35%, 09/08/2026	2,830,666
1,500,000	1.79%, 02/13/2032	1,441,218
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	1,015,294
1,500,000	Natwest Group PLC 3.88%, 09/12/2023	1,602,368
1,000,000	Oesterreichische Kontrollbank AG(c) 0.38%, 09/17/2025	982,057
1,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	1,021,832
500,000	Protective Life Corp 8.45%, 10/15/2039	802,843
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,021,409
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	548,477
500,000	Realty Income Corp REIT 3.65%, 01/15/2028	556,662
1,000,000	Royal Bank of Canada 1.15%, 06/10/2025	1,005,341

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	$ 998,470
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	1,028,898
	State Street Corp
1,000,000	3.10%, 05/15/2023	1,050,752
1,000,000	2.20%, 03/03/2031	1,008,033
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,042,253
1,000,000	1.47%, 07/08/2025	1,009,826
1,000,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	1,001,528
250,000	Susa Partnership LP 7.50%, 12/01/2027	321,250
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	1,004,509
1,000,000	Toronto-Dominion Bank 3.25%, 03/11/2024	1,070,550
500,000	Travelers Cos Inc 6.25%, 06/15/2037	737,507
1,000,000	Truist Bank 3.20%, 04/01/2024	1,069,986
1,000,000	Truist Financial Corp 1.95%, 06/05/2030	999,378
500,000	UDR Inc REIT 2.10%, 06/15/2033	476,107
1,000,000	Unum Group 4.13%, 06/15/2051	1,008,916
1,000,000	US Bancorp 3.10%, 04/27/2026	1,087,038
500,000	US Bank NA 1.95%, 01/09/2023	511,996
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	541,955
500,000	VEREIT Operating Partnership LP REIT 3.95%, 08/15/2027	563,200
1,000,000	Visa Inc 3.15%, 12/14/2025	1,093,989
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,648,654
2,500,000	3.00%, 04/22/2026	2,688,144
750,000	4.30%, 07/22/2027	855,068
1,000,000	4.40%, 06/14/2046	1,205,413
500,000	Welltower Inc REIT 4.00%, 06/01/2025	551,106
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	1,037,170
		125,779,608
Industrial — 2.42%
	3M Co
500,000	2.00%, 02/14/2025	520,922
500,000	4.00%, 09/14/2048	609,147
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Agilent Technologies Inc 2.30%, 03/12/2031	$ 499,966
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,064,304
	Boeing Co
2,000,000	2.95%, 02/01/2030	2,047,797
1,000,000	5.71%, 05/01/2040	1,287,883
122,188	Burlington Northern and Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	127,878
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	685,489
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,063,976
500,000	Carrier Global Corp 3.38%, 04/05/2040	524,462
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,048,480
500,000	Caterpillar Inc 5.20%, 05/27/2041	689,890
	CSX Corp
250,000	4.25%, 03/15/2029	290,616
750,000	4.75%, 05/30/2042	945,001
1,000,000	FedEx Corp 4.10%, 02/01/2045	1,141,864
500,000	General Dynamics Corp 4.25%, 04/01/2040	611,854
1,000,000	General Electric Co 3.45%, 05/01/2027	1,099,269
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	730,975
500,000	Honeywell International Inc 2.70%, 08/15/2029	536,360
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,112,194
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,023,357
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,048,833
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	625,381
1,000,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	1,000,615
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,026,139
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	999,571
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,092,246
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	1,035,313
500,000	Packaging Corp of America 4.50%, 11/01/2023	540,191
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	587,838

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Raytheon Technologies Corp
$ 500,000	3.20%, 03/15/2024	$ 531,893
1,000,000	3.75%, 11/01/2046	1,127,249
500,000	4.35%, 04/15/2047	614,558
500,000	Rockwell Automation Inc 2.88%, 03/01/2025	530,269
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	638,536
500,000	Smiths Group PLC(a) 3.63%, 10/12/2022	519,579
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,036,154
1,000,000	Textron Inc 3.90%, 09/17/2029	1,118,932
	Union Pacific Corp
250,000	2.15%, 02/05/2027	259,274
500,000	3.60%, 09/15/2037	558,961
500,000	3.80%, 10/01/2051	571,786
	Union Pacific Railroad Co Pass Through Trust
	Series 2006-1
406,439	5.87%, 07/02/2030	473,411
	Series 2007-3
188,903	6.18%, 01/02/2031	219,863
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	531,864
500,000	3.05%, 11/15/2027	554,836
500,000	Vulcan Materials Co 3.90%, 04/01/2027	566,484
1,000,000	Waste Management Inc 1.50%, 03/15/2031	946,228
250,000	WRKCo Inc 3.90%, 06/01/2028	282,250
		36,699,938
Technology — 2.08%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	935,036
500,000	Adobe Inc 2.30%, 02/01/2030	520,603
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,069,053
1,500,000	3.00%, 11/13/2027	1,641,531
1,000,000	1.20%, 02/08/2028	985,699
500,000	3.85%, 05/04/2043	594,169
1,000,000	2.40%, 08/20/2050	936,894
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	988,904
	Broadcom Inc
1,000,000	4.15%, 11/15/2030	1,121,415
2,000,000	3.42%, 04/15/2033(a)	2,100,328
2,000,000	Dell International LLC / EMC Corp 4.00%, 07/15/2024	2,174,760
1,000,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,024,367
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Fiserv Inc(c) 4.20%, 10/01/2028	$ 1,149,536
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	508,508
1,000,000	HP Inc(a) 2.65%, 06/17/2031	998,227
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,092,477
500,000	4.10%, 05/19/2046	602,023
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,065,741
500,000	4.00%, 06/20/2042	589,023
	Microsoft Corp
953,000	3.45%, 08/08/2036	1,101,761
2,047,000	2.92%, 03/17/2052	2,172,579
	Oracle Corp
1,500,000	3.40%, 07/08/2024	1,607,952
800,000	2.50%, 04/01/2025	840,350
1,500,000	3.85%, 07/15/2036	1,649,014
1,000,000	3.65%, 03/25/2041	1,060,357
500,000	QUALCOMM Inc(c) 3.25%, 05/20/2050	539,928
350,000	Roper Technologies Inc 1.00%, 09/15/2025	348,228
1,000,000	salesforce.com Inc 2.70%, 07/15/2041	1,004,133
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	994,980
		31,417,576
Utilities — 2.17%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	980,443
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	1,125,639
1,000,000	Appalachian Power Co 3.70%, 05/01/2050	1,100,767
1,000,000	Baltimore Gas and Electric Co 4.25%, 09/15/2048	1,229,665
500,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	566,754
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,080,149
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	536,097
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	1,025,236
1,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,084,812
500,000	Dominion Energy Inc 3.38%, 04/01/2030	544,455
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,158,365

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	$ 1,032,979
	Duke Energy Corp
1,000,000	2.55%, 06/15/2031	1,011,923
250,000	3.75%, 09/01/2046	267,019
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	978,794
500,000	5.65%, 04/01/2040	701,070
631,668	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	636,657
1,000,000	Entergy Corp 0.90%, 09/15/2025	986,642
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,032,795
1,000,000	Eversource Energy 3.45%, 01/15/2050	1,053,759
1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	1,078,230
500,000	Florida Power & Light Co 3.15%, 10/01/2049	543,335
1,000,000	Georgia Power Co 3.25%, 03/15/2051	1,007,910
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	646,439
500,000	Louisville Gas and Electric Co 5.13%, 11/15/2040	642,417
1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	1,062,065
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,059,244
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,192,770
500,000	PacifiCorp 4.15%, 02/15/2050	607,809
1,000,000	Public Service Electric and Gas Co 4.05%, 05/01/2045	1,176,476
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,060,288
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,053,213
	Southern Co
500,000	3.70%, 04/30/2030(c)	551,373
500,000	4.40%, 07/01/2046	587,185
500,000	Union Electric Co 8.45%, 03/15/2039	861,185
500,000	Virginia Electric and Power Co 3.80%, 09/15/2047	574,619
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	$ 1,002,306
		32,840,884
TOTAL CORPORATE BONDS AND NOTES — 26.88% (Cost $383,895,971)		$ 406,739,563
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,025,862
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,583,835
1,500,000	5.82%, 06/16/2028	1,933,207
1,000,000	Asian Infrastructure Investment Bank(a)(b) 0.24%, 04/15/2026 1-yr. SOFR + 0.22%	997,594
500,000	Canada Government International Bond 0.75%, 05/19/2026	496,677
2,000,000	Chile Government International Bond 3.50%, 01/25/2050	2,092,880
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	985,311
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,645,850
2,000,000	0.63%, 07/25/2025	1,981,110
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,056,068
1,000,000	Export-Import Bank of Korea(c) 2.63%, 05/26/2026	1,070,071
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,091,412
	Inter-American Development Bank
2,000,000	0.63%, 07/15/2025(c)	1,990,925
1,500,000	0.88%, 04/20/2026	1,499,864
	International Bank for Reconstruction & Development
1,500,000	7.63%, 01/19/2023(c)	1,670,529
1,000,000	0.63%, 04/22/2025	996,411
1,000,000	0.75%, 11/24/2027(c)	973,741
500,000	1.38%, 04/20/2028	504,167
500,000	0.75%, 08/26/2030	468,883
1,000,000	1.25%, 02/10/2031	976,721
400,000	International Finance Corp 0.38%, 07/16/2025	392,582
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,101,010
3,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,165,930

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Mexico Government International Bond
$ 1,000,000	4.75%, 04/27/2032	$ 1,145,000
1,750,000	4.60%, 01/23/2046	1,880,007
1,000,000	3.77%, 05/24/2061	929,500
1,000,000	Nordic Investment Bank 0.50%, 01/21/2026	981,798
1,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,048,760
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,077,900
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	1,028,470
1,000,000	3.55%, 03/10/2051(c)	1,035,210
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	604,678
1,000,000	3.00%, 02/01/2028	1,078,283
500,000	2.95%, 05/05/2045	482,414
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,047,310
1,000,000	Province of British Columbia Canada 1.30%, 01/29/2031	968,798
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,099,620
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(c)	985,860
1,000,000	2.00%, 10/02/2029(c)	1,031,110
1,000,000	1.13%, 10/07/2030	950,906
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,085,123
1,000,000	1.35%, 05/28/2030(c)	978,140
	Republic of Italy Government International Bond
500,000	2.38%, 10/17/2024	519,595
500,000	1.25%, 02/17/2026	493,097
1,000,000	3.88%, 05/06/2051	1,074,584
500,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	551,250
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	991,886
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	581,755
500,000	4.98%, 04/20/2055	644,500
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.70% (Cost $54,705,429)		$ 55,996,194
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.17%
	BANK
	Series 2017-BNK7 Class A5
$ 500,000	3.44%, 09/15/2060	$ 552,107
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	335,715
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,099,160
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,836,704
95,511	COMM Mortgage Trust Series 2013-CR8 Class A4 3.33%, 06/10/2046	98,037
1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	1,079,762
2,500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,685,945
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	611,751
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,299,070
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	520,392
	Series 2020-C55 Class A5
2,000,000	2.73%, 02/15/2053	2,115,073
467,748	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	492,455
		17,726,171
U.S. Government Agency — 28.06%
	Federal Home Loan Mortgage Corp
276,622	4.00%, 05/01/2026	294,319
205,259	3.00%, 01/01/2027	216,060
4,736	7.50%, 05/01/2027	5,273
518,926	2.50%, 11/01/2028	543,403
1,020,297	3.00%, 02/01/2029	1,080,429
10,265	6.50%, 04/01/2029	11,498
1,121,147	2.50%, 02/01/2030	1,176,141

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,441	7.50%, 08/01/2030	$ 1,692
2,170,485	2.50%, 12/01/2031	2,274,116
379,818	2.50%, 02/01/2032	399,639
250,369	3.50%, 04/01/2032	267,055
71,944	6.50%, 11/01/2032	80,585
532,033	2.50%, 12/01/2032	557,254
416,338	3.00%, 04/01/2033	440,042
233,320	3.50%, 05/01/2033	250,282
294,376	3.50%, 06/01/2033	317,243
515,098	4.00%, 07/01/2033	554,944
288,464	3.50%, 03/01/2034	309,046
417,103	4.00%, 06/01/2034	454,552
474,327	3.50%, 09/01/2034	508,195
552,056	2.00%, 10/01/2034	569,871
252,884	2.50%, 02/01/2035	264,149
456,058	2.50%, 03/01/2035	476,295
1,953,066	2.00%, 07/01/2035	2,018,745
693,987	3.00%, 07/01/2035	729,075
636,411	2.00%, 10/01/2035	656,948
2,183,195	1.50%, 12/01/2035	2,211,561
230,500	2.00%, 12/01/2035	237,938
374,579	2.00%, 01/01/2036	386,666
678,544	2.00%, 03/01/2036	700,441
14,911	6.00%, 03/01/2036	17,686
13,740	6.00%, 04/01/2036	16,311
1,283,519	1.50%, 05/01/2036	1,299,825
1,373,932	2.00%, 05/01/2036	1,418,269
61,811	5.00%, 06/01/2036	70,779
575,000	1.50%, 07/01/2036	582,306
1,031,852	3.00%, 09/01/2036	1,086,749
13,692	5.50%, 11/01/2037	15,376
11,293	5.50%, 12/01/2037	12,588
227,339	3.50%, 10/01/2038	240,355
111,077	5.00%, 12/01/2039	127,316
265,243	5.00%, 02/01/2040	304,020
200,770	5.00%, 05/01/2040	228,614
375,351	2.50%, 07/01/2040	389,485
406,996	2.00%, 08/01/2040	415,484
472,825	2.50%, 08/01/2040	491,003
114,211	5.00%, 08/01/2040	130,039
476,196	1.50%, 11/01/2040	474,401
666,239	2.00%, 12/01/2040	680,136
1,004,094	4.00%, 02/01/2041	1,104,611
955,856	2.00%, 03/01/2041	975,812
165,697	4.00%, 04/01/2041	181,117
297,487	1.50%, 05/01/2041	296,365
474,187	3.50%, 11/01/2042	512,662
421,452	3.50%, 05/01/2043	456,933
650,932	4.00%, 11/01/2043	715,986
1,192,114	3.50%, 11/01/2044	1,289,344
1,587,474	3.00%, 04/01/2045	1,673,933
1,028,045	3.00%, 08/01/2045	1,093,994
584,827	3.50%, 10/01/2045	625,872
478,500	3.50%, 04/01/2046	509,579
3,899,173	3.00%, 02/01/2047	4,130,898
638,177	2.50%, 03/01/2047	663,053
870,527	3.50%, 11/01/2047	921,773
914,672	4.00%, 11/01/2047	978,037
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 325,267	4.00%, 03/01/2048	$ 347,977
1,545,823	3.50%, 08/01/2048	1,664,573
393,986	4.00%, 08/01/2048	423,663
305,358	4.00%, 09/01/2048	325,350
161,633	4.00%, 01/01/2049	172,151
2,250,824	3.50%, 05/01/2049	2,432,178
504,203	4.50%, 08/01/2049	555,183
204,928	5.00%, 08/01/2049	225,081
551,731	3.00%, 09/01/2049	581,540
999,251	4.00%, 09/01/2049	1,063,100
1,124,004	2.50%, 10/01/2049	1,163,645
539,587	3.00%, 10/01/2049	565,930
987,032	3.50%, 10/01/2049	1,038,015
372,925	4.00%, 10/01/2049	396,813
1,844,167	4.50%, 11/01/2049	2,005,337
3,237,459	3.50%, 12/01/2049	3,459,225
2,489,470	3.00%, 02/01/2050	2,637,375
2,302,707	4.00%, 02/01/2050	2,459,320
216,756	3.00%, 03/01/2050	229,228
448,814	5.00%, 03/01/2050	491,979
564,597	3.00%, 04/01/2050	589,520
997,412	3.50%, 04/01/2050	1,071,202
2,343,521	2.50%, 05/01/2050	2,426,172
1,160,413	4.00%, 05/01/2050	1,269,588
3,111,616	2.50%, 07/01/2050	3,221,356
224,019	4.00%, 07/01/2050	238,783
1,742,789	4.50%, 07/01/2050	1,869,965
1,670,569	2.00%, 08/01/2050	1,687,859
5,175,028	3.00%, 08/01/2050	5,403,247
7,126,023	2.00%, 09/01/2050	7,199,887
4,047,716	2.50%, 09/01/2050	4,190,470
851,207	3.00%, 09/01/2050	888,835
360,376	3.50%, 09/01/2050	379,223
243,514	4.00%, 09/01/2050	259,326
1,415,569	2.50%, 10/01/2050	1,465,493
8,616,407	2.00%, 11/01/2050	8,705,702
2,269,247	1.50%, 12/01/2050	2,225,518
910,556	3.00%, 12/01/2050	950,883
6,639,968	2.00%, 01/01/2051	6,708,738
802,056	2.50%, 01/01/2051	830,343
3,089,684	1.50%, 03/01/2051	3,030,110
5,455,709	2.00%, 03/01/2051	5,512,263
988,671	1.50%, 04/01/2051	969,608
739,859	2.50%, 04/01/2051	766,228
2,730,035	2.00%, 05/01/2051	2,758,336
4,438,177	2.50%, 05/01/2051	4,594,701
887,929	1.50%, 06/01/2051	870,808
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,089,704
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,090,312
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,220,447

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K077 Class A2
$ 1,750,000	3.85%, 05/25/2028(d)	$ 2,024,654
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,735,403
	Series K100 Class A2
507,000	2.67%, 09/25/2029	552,858
	Series K104 Class A2
300,000	2.25%, 02/25/2052	317,816
	Series K127 Class A2
500,000	2.11%, 01/25/2031	524,128
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,611,330
	Federal National Mortgage Association
1,773	8.00%, 11/01/2022	1,790
1,777,812	2.50%, 06/01/2028	1,860,443
28,493	6.00%, 01/01/2029	32,211
375,738	3.00%, 03/01/2029	397,741
311,968	3.50%, 04/01/2029	339,046
178,647	3.50%, 09/01/2029	193,059
457,767	3.50%, 08/01/2030	488,889
211,433	4.00%, 09/01/2030	227,227
693,479	3.00%, 10/01/2030	733,698
82,412	8.00%, 10/01/2030	94,033
997,397	3.00%, 02/01/2031	1,063,919
1,666,904	2.50%, 09/01/2031	1,745,799
406,261	2.00%, 10/01/2031	420,646
191,284	3.50%, 01/01/2032	203,963
150,380	3.50%, 02/01/2032	161,883
48,104	6.50%, 06/01/2032	54,578
588,052	3.00%, 08/01/2032	621,421
53,031	6.50%, 08/01/2032	60,028
1,841,330	3.00%, 10/01/2032	1,945,457
323,968	3.00%, 11/01/2032	343,400
601,917	2.50%, 01/01/2033	629,898
606,263	3.00%, 02/01/2033	642,755
214,974	5.50%, 03/01/2033	247,863
29,265	5.00%, 09/01/2033	32,896
35,647	5.50%, 01/01/2034	40,420
240,936	4.00%, 02/01/2034	260,337
456,779	3.50%, 03/01/2034	488,718
145,287	5.50%, 03/01/2034	165,419
140,954	5.50%, 05/01/2034	163,172
376,816	2.50%, 09/01/2034	393,558
38,662	5.50%, 02/01/2035	44,695
459,336	3.00%, 03/01/2035	486,872
555,617	3.00%, 04/01/2035	583,851
415,305	5.00%, 05/01/2035	474,587
1,361,465	2.50%, 06/01/2035	1,421,241
822,157	2.00%, 07/01/2035	848,688
7,983	5.00%, 07/01/2035	9,132
790,416	2.00%, 09/01/2035	815,923
92,474	5.00%, 09/01/2035	105,466
1,073,759	1.50%, 10/01/2035	1,087,371
90,530	5.00%, 10/01/2035	103,646
49,580	6.00%, 10/01/2035	57,444
72,807	5.50%, 11/01/2035	84,689
2,634,709	2.00%, 12/01/2035	2,719,732
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 836,737	2.50%, 01/01/2036	$ 875,329
1,152,638	1.50%, 02/01/2036	1,167,601
2,104,664	2.00%, 02/01/2036	2,172,583
594,746	3.50%, 04/01/2036	636,923
53,769	6.00%, 04/01/2036	62,126
567,579	1.50%, 05/01/2036	574,776
1,407,558	2.00%, 05/01/2036	1,452,980
422,667	2.00%, 06/01/2036	436,307
1,325,000	1.50%, 07/01/2036	1,341,852
6,921	6.50%, 08/01/2036	7,749
50,854	5.50%, 11/01/2036	58,856
577,147	6.00%, 12/01/2036	680,368
1,210,868	3.00%, 01/01/2037	1,285,191
42,148	5.00%, 07/01/2037	47,984
231,733	5.50%, 08/01/2037	268,469
360,835	5.50%, 01/01/2038	419,388
173,399	6.00%, 03/01/2038	205,643
86,031	5.50%, 07/01/2038	100,106
80,082	2.50%, 05/01/2039	82,906
55,094	6.00%, 05/01/2039	65,354
415,537	4.50%, 08/01/2039	463,532
454,222	5.00%, 08/01/2039	520,369
380,349	5.00%, 12/01/2039	435,749
207,615	4.50%, 03/01/2040	231,613
994,038	2.50%, 05/01/2040	1,029,832
288,080	5.00%, 06/01/2040	324,648
226,408	4.50%, 08/01/2040	251,440
689,945	2.00%, 09/01/2040	699,231
464,847	4.50%, 09/01/2040	518,569
652,381	2.00%, 11/01/2040	663,792
141,929	4.50%, 11/01/2040	158,347
192,677	5.00%, 11/01/2040	220,445
387,103	1.50%, 01/01/2041	385,644
706,462	2.00%, 02/01/2041	721,210
2,019,082	4.00%, 02/01/2041	2,208,060
879,819	4.50%, 03/01/2041	979,476
421,491	1.50%, 05/01/2041	419,192
297,633	2.00%, 05/01/2041	302,727
577,370	5.00%, 05/01/2041	649,333
254,240	4.50%, 10/01/2041	283,631
742,395	3.50%, 12/01/2041	800,022
789,168	4.00%, 01/01/2042	863,513
405,378	3.00%, 09/01/2042	429,007
1,060,734	3.00%, 12/01/2042	1,123,766
1,105,834	3.00%, 02/01/2043	1,176,662
487,169	3.00%, 04/01/2043	516,569
989,245	3.50%, 04/01/2043	1,050,136
1,954,392	3.50%, 05/01/2043	2,118,027
235,786	4.00%, 07/01/2043	259,284
916,565	3.00%, 08/01/2043	974,522
562,628	3.50%, 08/01/2043	609,735
241,717	4.00%, 09/01/2043	264,552
580,039	3.50%, 08/01/2044	628,611
946,695	4.00%, 08/01/2044	1,046,161
281,613	4.00%, 06/01/2045	307,319
1,970,675	2.50%, 07/01/2045	2,040,177
760,716	3.50%, 11/01/2045	810,564
2,155,958	3.50%, 02/01/2046	2,305,509

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,195,773	3.00%, 06/01/2046	$ 2,321,433
1,169,556	3.50%, 07/01/2046	1,246,166
515,194	2.50%, 10/01/2046	534,966
1,933,556	3.00%, 10/01/2046	2,045,603
465,300	4.00%, 10/01/2046	501,826
1,160,864	3.00%, 12/01/2046	1,221,645
573,625	3.50%, 12/01/2046	609,087
546,004	4.00%, 03/01/2047	586,615
617,525	4.00%, 06/01/2047	663,505
612,158	4.00%, 07/01/2047	653,945
1,739,721	4.00%, 10/01/2047	1,859,081
554,697	4.00%, 10/01/2048	594,182
574,735	4.00%, 11/01/2048	620,907
711,116	4.50%, 02/01/2049	765,920
1,714,700	4.00%, 07/01/2049	1,837,989
1,883,919	4.50%, 07/01/2049	2,035,724
1,814,920	4.00%, 08/01/2049	1,933,164
629,533	3.00%, 09/01/2049	661,307
1,552,102	3.50%, 09/01/2049	1,633,735
1,391,164	4.50%, 10/01/2049	1,509,986
2,239,598	3.50%, 11/01/2049	2,402,097
2,234,790	3.00%, 12/01/2049	2,358,919
2,031,016	3.50%, 12/01/2049	2,170,173
1,623,913	3.00%, 01/01/2050	1,703,151
783,616	4.00%, 01/01/2050	842,924
4,459,526	3.00%, 03/01/2050	4,665,045
1,296,132	3.50%, 03/01/2050	1,375,279
884,185	3.00%, 04/01/2050	923,197
2,072,496	2.50%, 05/01/2050	2,145,589
1,329,416	3.50%, 05/01/2050	1,416,715
1,503,159	2.00%, 06/01/2050	1,518,704
670,514	4.00%, 06/01/2050	724,705
302,971	4.50%, 06/01/2050	326,562
570,101	2.50%, 07/01/2050	590,207
3,649,576	3.00%, 07/01/2050	3,813,601
307,136	4.00%, 07/01/2050	328,615
5,020,668	2.00%, 08/01/2050	5,072,634
3,423,190	2.50%, 08/01/2050	3,543,919
6,542,312	2.50%, 09/01/2050	6,773,045
1,788,111	3.00%, 09/01/2050	1,866,870
2,915,024	2.50%, 10/01/2050	3,022,062
3,360,988	1.50%, 11/01/2050	3,296,375
3,313,360	2.00%, 11/01/2050	3,347,708
951,317	2.50%, 11/01/2050	984,868
156,124	4.00%, 12/01/2050	166,347
14,559,217	2.00%, 01/01/2051	14,710,007
1,027,798	3.50%, 01/01/2051	1,083,110
4,524,376	2.00%, 02/01/2051	4,571,321
2,191,564	2.50%, 02/01/2051	2,268,856
365,173	2.50%, 03/01/2051	378,051
943,860	3.50%, 03/01/2051	998,485
1,286,039	1.50%, 04/01/2051	1,261,255
3,087,972	2.50%, 04/01/2051	3,196,878
2,979,590	2.00%, 05/01/2051	3,010,506
2,942,424	2.50%, 06/01/2051	3,046,196
460,000	1.50%, 07/01/2051	451,130
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 6,200,000	2.00%, 07/01/2051	$ 6,264,273
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2017-M4 Class A2
1,089,795	2.67%, 12/25/2026	1,168,377
	Series 2018-M12 Class A2
350,000	3.77%, 08/25/2030	410,379
	Government National Mortgage Association
2,914	7.00%, 07/15/2025	3,069
2,629	7.50%, 12/15/2025	2,668
58,386	3.50%, 02/15/2026	62,309
381,699	3.00%, 06/20/2027	400,389
138,806	5.00%, 11/15/2033	160,537
25,686	5.50%, 12/15/2035	30,172
34,876	5.00%, 12/20/2035	39,280
67,840	6.00%, 01/20/2036	79,414
77,249	5.50%, 02/20/2036	90,599
456,678	5.00%, 06/15/2039	528,758
253,311	4.50%, 01/20/2040	280,141
156,310	4.00%, 05/20/2040	171,307
128,701	4.50%, 07/20/2040	142,334
122,089	4.50%, 09/20/2040	135,047
496,529	4.00%, 10/15/2040	550,834
249,469	4.00%, 09/15/2041	273,952
49,589	4.50%, 12/20/2041	55,813
688,392	3.50%, 06/20/2042	737,037
932,068	2.50%, 12/20/2042	975,297
261,682	3.00%, 02/15/2043	275,030
3,205,835	3.50%, 06/20/2044	3,440,404
1,168,167	3.50%, 10/20/2044	1,251,711
967,936	4.50%, 11/20/2044	1,070,403
1,448,576	3.00%, 01/20/2046	1,535,101
903,822	3.50%, 02/20/2046	962,235
297,970	4.00%, 03/20/2046	322,886
779,694	3.50%, 05/20/2046	831,015
1,132,946	3.00%, 08/20/2046	1,194,887
3,528,625	3.00%, 09/20/2046	3,754,255
550,889	3.50%, 09/20/2046	585,864
1,031,348	3.50%, 10/20/2046	1,099,916
4,497,950	3.00%, 12/20/2046	4,744,777
4,975,619	3.00%, 01/20/2047	5,245,571
872,128	3.50%, 04/20/2047	918,406
1,177,718	3.50%, 08/20/2047	1,248,861
739,943	4.50%, 11/15/2047	837,910
1,527,026	4.00%, 01/20/2048	1,624,993
466,227	4.00%, 03/20/2048	496,560
354,981	5.00%, 11/20/2048	382,687
3,916,707	4.00%, 05/20/2049	4,224,599
1,733,646	4.50%, 06/20/2049	1,853,200
282,052	2.50%, 08/20/2049	291,962
342,338	5.00%, 11/20/2049	368,897
792,373	2.50%, 02/20/2050	820,327
3,597,185	3.50%, 04/20/2050	3,780,037
3,156,554	2.50%, 06/20/2050	3,268,307
750,351	4.00%, 06/20/2050	792,732
6,258,647	2.50%, 08/20/2050	6,480,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,262,067	3.00%, 08/20/2050	$ 3,420,863
249,024	3.50%, 08/20/2050	261,551
409,420	4.00%, 08/20/2050	432,654
818,375	3.00%, 09/20/2050	854,425
1,298,848	3.50%, 09/20/2050	1,367,195
574,198	4.00%, 09/20/2050	606,543
1,964,867	2.00%, 10/20/2050	2,001,605
2,362,858	2.50%, 10/20/2050	2,446,757
1,064,533	3.50%, 11/20/2050	1,117,961
5,737,904	2.00%, 12/20/2050	5,848,193
1,695,933	2.50%, 12/20/2050	1,756,331
953,798	3.50%, 12/20/2050	1,002,243
2,311,109	2.00%, 02/20/2051	2,355,739
4,372,072	2.00%, 03/20/2051	4,454,927
2,759,648	2.50%, 03/20/2051	2,858,585
298,070	1.50%, 04/20/2051	294,909
2,607,104	2.00%, 04/20/2051	2,657,631
		424,439,741
TOTAL MORTGAGE-BACKED SECURITIES — 29.23% (Cost $439,038,502)		$ 442,165,912
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	1,137,301
105,000	Energy Northwest 2.81%, 07/01/2024	108,400
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,760,315
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	2,186,457
600,000	State of Illinois 5.10%, 06/01/2033	705,505
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	1,199,185
TOTAL MUNICIPAL BONDS AND NOTES — 0.47% (Cost $6,126,426)		$ 7,097,163
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Bank Funding Corp 0.23%, 01/19/2024	996,179
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	741,931
2,000,000	3.25%, 11/16/2028(c)	2,271,520
	Federal Home Loan Mortgage Corp
4,500,000	1.50%, 02/12/2025	4,642,780
2,000,000	0.38%, 09/23/2025(c)	1,968,696
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 6,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	$ 6,355,790
	Tennessee Valley Authority
750,000	1.88%, 08/15/2022	764,652
1,000,000	0.75%, 05/15/2025	1,005,976
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.24% (Cost $18,563,618)		$ 18,747,524
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,700,000	1.63%, 08/15/2022	8,848,172
12,400,000	1.75%, 09/30/2022	12,649,453
12,500,000	1.63%, 11/15/2022	12,751,953
6,500,000	2.13%, 12/31/2022	6,688,906
8,000,000	1.75%, 01/31/2023	8,195,938
12,000,000	1.50%, 02/28/2023	12,258,281
14,000,000	0.13%, 03/31/2023	13,978,672
9,000,000	1.50%, 03/31/2023	9,200,742
14,000,000	0.13%, 04/30/2023	13,973,750
6,000,000	1.75%, 05/15/2023	6,168,750
8,500,000	1.38%, 06/30/2023	8,690,918
13,500,000	0.13%, 07/15/2023	13,464,668
8,000,000	1.25%, 07/31/2023	8,163,750
7,000,000	2.50%, 08/15/2023	7,328,945
8,000,000	1.38%, 09/30/2023	8,192,812
13,000,000	0.13%, 10/15/2023	12,944,141
3,500,000	2.75%, 11/15/2023	3,700,840
6,000,000	2.25%, 01/31/2024	6,290,859
9,000,000	0.13%, 02/15/2024(c)	8,941,992
8,000,000	2.13%, 02/29/2024	8,370,312
9,000,000	0.38%, 04/15/2024	8,989,453
13,000,000	0.25%, 05/15/2024	12,928,906
3,500,000	2.50%, 05/15/2024	3,707,402
9,500,000	2.38%, 08/15/2024	10,057,754
5,000,000	1.50%, 09/30/2024	5,158,398
5,250,000	2.25%, 11/15/2024	5,549,824
4,000,000	1.50%, 11/30/2024	4,127,344
9,000,000	1.38%, 01/31/2025	9,247,148
6,500,000	2.00%, 02/15/2025	6,825,000
7,250,000	2.13%, 05/15/2025	7,655,264
13,000,000	0.25%, 05/31/2025	12,781,641
13,000,000	0.25%, 06/30/2025	12,769,453
4,000,000	2.25%, 11/15/2025	4,255,625
13,000,000	0.38%, 11/30/2025	12,765,898
5,500,000	1.63%, 02/15/2026	5,701,094
11,000,000	0.50%, 02/28/2026	10,833,281
7,000,000	2.00%, 11/15/2026	7,387,188
8,000,000	0.63%, 03/31/2027(c)	7,826,875
11,000,000	0.50%, 04/30/2027	10,668,711
2,500,000	2.38%, 05/15/2027	2,691,309
12,500,000	0.50%, 06/30/2027	12,089,844
1,000,000	2.25%, 08/15/2027	1,069,453
5,000,000	0.38%, 09/30/2027	4,776,563

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,000,000	0.63%, 12/31/2027	$ 6,767,305
6,000,000	2.75%, 02/15/2028	6,611,016
11,000,000	1.13%, 02/29/2028	10,967,344
2,000,000	1.25%, 04/30/2028	2,006,250
9,500,000	2.88%, 05/15/2028	10,553,164
4,000,000	1.25%, 05/31/2028	4,010,000
1,500,000	3.13%, 11/15/2028	1,696,934
3,500,000	2.63%, 02/15/2029	3,837,969
500,000	2.38%, 05/15/2029	539,551
2,500,000	1.63%, 08/15/2029	2,556,934
1,000,000	1.75%, 11/15/2029(c)	1,032,188
5,000,000	0.63%, 05/15/2030	4,673,633
5,000,000	0.63%, 08/15/2030	4,658,203
9,000,000	0.88%, 11/15/2030(c)	8,558,437
12,000,000	1.13%, 02/15/2031(c)	11,649,375
9,500,000	1.13%, 05/15/2040	8,201,172
11,000,000	1.13%, 08/15/2040	9,463,437
5,000,000	1.38%, 11/15/2040	4,491,406
13,000,000	1.88%, 02/15/2041	12,725,781
2,250,000	3.13%, 08/15/2044	2,700,264
5,000,000	3.00%, 11/15/2044	5,886,328
13,000,000	2.50%, 02/15/2045	14,065,391
11,500,000	2.50%, 02/15/2046	12,457,734
4,500,000	3.00%, 02/15/2047	5,345,859
4,500,000	2.75%, 11/15/2047	5,122,617
1,000,000	2.00%, 02/15/2050	982,422
14,500,000	1.25%, 05/15/2050	11,839,590
9,000,000	1.38%, 08/15/2050	7,587,070
10,000,000	1.63%, 11/15/2050	8,981,250
10,000,000	1.88%, 02/15/2051(c)	9,543,750
TOTAL U.S. TREASURY BONDS AND NOTES — 37.69% (Cost $565,248,039)		$ 570,179,656
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,966,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	4,966,000
5,231,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.01%(f)	5,231,000
5,231,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	5,231,000
5,007,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	5,007,000
5,007,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	5,007,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
4,789,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	$ 4,789,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.00% (Cost $30,231,000)		$ 30,231,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.97%
$ 1,626,013	Repurchase agreement (principal amount/value $1,626,013 with a maturity value of $1,626,026) with HSBC Securities (USA) Inc, 0.04%, dated 6/30/21 to be repurchased at $1,626,013 on 7/1/21 collateralized by U.S. Treasury securities, 0.00% - 8.00%, 11/15/21 - 2/15/48, with a value of $1,658,544.(e)	1,626,013
14,500,000	Repurchase agreement (principal amount/value $14,500,000 with a maturity value of $14,500,012 with Daiwa Capital Markets America Inc, 0.03%, dated 6/30/21 to be repurchased at $14,500,012 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/8/21 - 11/15/26, with a value of $14,790,058.	14,500,000
14,411,431	Undivided interest of 17.25% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $14,411,431 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	14,411,431

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,411,431	Undivided interest of 17.63% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $14,411,431 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	$ 14,411,431
TOTAL SHORT TERM INVESTMENTS — 2.97% (Cost $44,948,875)		$ 44,948,875
TOTAL INVESTMENTS — 104.48% (Cost $1,547,183,591)		$1,580,599,167
OTHER ASSETS & LIABILITIES, NET — (4.48)%		$ (67,805,622)
TOTAL NET ASSETS — 100.00%		$1,512,793,545
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(c)	All or a portion of the security is on loan at June 30, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2021.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $59,258,831 of securities on loan)(a)	$1,535,650,292
Repurchase agreements, fair value(b)	44,948,875
Cash	662,813
Interest receivable	6,484,845
Subscriptions receivable	728,964
Receivable for investments sold	5,733,237
Total Assets	1,594,209,026
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	19,516,756
Payable for other accrued fees	112,582
Payable for shareholder services fees	170,624
Payable to investment adviser	170,000
Payable upon return of securities loaned	60,679,875
Redemptions payable	762,701
Total Liabilities	81,415,481
NET ASSETS	$1,512,793,545
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,403,314
Paid-in capital in excess of par	1,451,626,357
Undistributed/accumulated earnings	47,763,874
NET ASSETS	$1,512,793,545
NET ASSETS BY CLASS
Investor Class	$544,239,532
Institutional Class	$968,554,013
CAPITAL STOCK:
Authorized
Investor Class	120,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	36,836,378
Institutional Class	97,196,765
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.77
Institutional Class	$9.96
(a) Cost of investments	$1,502,234,716
(b) Cost of repurchase agreements	$44,948,875
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$11,692,493
Income from securities lending	26,194
Total Income	11,718,687
EXPENSES:
Management fees	941,158
Shareholder services fees – Investor Class	916,946
Shareholder services fees – Class L(a)	2
Audit and tax fees	19,630
Custodian fees	16,328
Director's fees	7,112
Distribution fees – Class L(a)	1
Legal fees	8,020
Pricing fees	19,958
Registration fees	42,675
Shareholder report fees	20,673
Transfer agent fees	7,334
Other fees	3,282
Total Expenses	2,003,119
Less amount waived by investment adviser	32,782
Net Expenses	1,970,337
NET INVESTMENT INCOME	9,748,350
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	6,352,201
Net Realized Gain	6,352,201
Net change in unrealized depreciation on investments	(42,984,715)
Net Change in Unrealized Depreciation	(42,984,715)
Net Realized and Unrealized Loss	(36,632,514)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,884,164)
(a)	Class L ceased operations on June 7, 2021.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Bond Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$9,748,350	$25,819,545
Net realized gain	6,352,201	40,876,604
Net change in unrealized appreciation (depreciation)	(42,984,715)	29,521,606
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,884,164)	96,217,755
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,752,333)	(12,554,161)
Class L(a)	-	(5,297,707)
Institutional Class	(7,218,410)	(42,377,343)
From Net Investment Income and Net Realized Gains	(8,970,743)	(60,229,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	133,136,101	579,235,474
Class L(a)	462	185,932,650
Institutional Class	130,555,750	270,315,550
Shares issued in reinvestment of distributions
Investor Class	1,752,333	12,554,161
Class L(a)	-	5,297,707
Institutional Class	7,218,410	42,377,343
Shares redeemed
Investor Class	(102,964,895)	(319,398,646)
Class L(a)	(1,618)	(460,006,721)
Institutional Class	(67,677,244)	(389,272,418)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	102,019,299	(72,964,900)
Total Increase (Decrease) in Net Assets	66,164,392	(36,976,356)
NET ASSETS:
Beginning of Period	1,446,629,153	1,483,605,509
End of Period	$1,512,793,545	$1,446,629,153
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,011,948	37,833,957
Class L(a)	50	19,522,212
Institutional Class	13,057,880	25,853,914
Shares issued in reinvestment of distributions
Investor Class	119,398	832,049
Class L(a)	-	563,347
Institutional Class	728,667	4,138,454
Shares redeemed
Investor Class	(6,971,593)	(20,947,091)
Class L(a)	(176)	(48,444,807)
Institutional Class	(6,791,096)	(38,049,216)
Net Increase (Decrease)	9,155,078	(18,697,181)
(a)	Class L ceased operations on June 7, 2021.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$15.12	0.08	(0.38)	(0.30)	—	(0.05)	—	(0.05)	$14.77	(1.99%) (d)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (e)	(0.15)	—	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (e)	(0.18)	—	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (e)	(0.14)	—	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (e)	0.26	(0.00) (e)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
Institutional Class
6/30/2021(Unaudited)	$10.22	0.07	(0.25)	(0.18)	—	(0.08)	—	(0.08)	$ 9.96	(1.80%) (d)
12/31/2020	$ 9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (e)	(0.28)	—	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (e)	(0.28)	—	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (e)	(0.25)	—	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (e)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Investor Class
06/30/2021(Unaudited)	$544,240	0.51% (h)	0.50% (h)	1.12% (h)	24% (d)
12/31/2020	$524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$330,201	0.50%	0.50%	1.99%	33%
12/31/2016	$323,718	0.50%	0.50%	1.86%	42%
Institutional Class
06/30/2021(Unaudited)	$968,554	0.14% (h)	0.14% (h)	1.48% (h)	24% (d)
12/31/2020	$922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$981,158	0.15%	0.15%	2.35%	33%
12/31/2016	$831,966	0.15%	0.15%	2.21%	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 24%, 70%, 40%, 31%, 33%, and 41% for the period ended June 30, 2021 and the years ended December 31 2020, 2019, 2018, 2017, and 2016, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on June 7, 2021. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

Semi-Annual Report - June 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. There were no TBA's held at the end of the period.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2021, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2021

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$1,548,258,207
Gross unrealized appreciation on investments	47,890,360
Gross unrealized depreciation on investments	(15,549,400)
Net unrealized appreciation on investments	$32,340,960
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$14,500,000	$—	$(14,500,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2021

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$65,392	$59,620	$70,605	$32,782	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund ceased operations on June 7, 2021.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to June 7, 2021, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund ceased operations on June 7, 2021.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $90,306,789 and $74,139,800, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $357,423,683 and $275,031,817, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $59,258,831 and received collateral as reported on the Statement of Assets and Liabilities of $60,679,875 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

Security lending transactions	Total (a)
Corporate Bonds and Notes	$7,486,970
Foreign Government Bonds and Notes	7,182,934
U.S. Government Agency Bonds and Notes	3,184,224
U.S. Treasury Bonds and Notes	42,825,747
Total secured borrowings	$60,679,875
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Bond Index Fund (the “Fund”), a series of the Company. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Board also considered that GWCM uses a sampling approach to create a portfolio for the Fund that attempts to match the Index in terms of sector exposure, duration, credit quality and spread, among other things. Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. The Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the three-year period ended December 31, 2020, ranked in the fourth quintile of its performance universe and, for each of the one-, five- and ten-year periods ended December 31, 2020, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that the annualized returns for the Fund’s Institutional Class ranked in the third quintile of its performance universe for the three-year period ended December 31, 2020, and in the fourth quintile of its performance universe for each of the one- and five-year periods ended December 31, 2020.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that although the Fund underperformed its Index for each period reviewed—with the exception of the Institutional Class’s annualized return for the one-year period ended December 31, 2020—such underperformance was primarily attributable to the Fund’s expenses. The Board also took into account GWCM’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered the due diligence and monitoring processes employed by GWCM for internally-managed funds, including the Fund.
Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee, as to the Fund’s Investor Class, was higher than the median contractual management fee of its peer group of funds and, with respect to the Fund’s Institutional Class, was the same as the median contractual management fee of its peer group of funds. In addition, the Board observed that the total annual operating expense ratio for the Fund’s Investor Class was the highest in its peer group and, with respect to the Fund’s Institutional Class, the total annual operating expense ratio was equal to the median of its peer group. In assessing the foregoing, the Board took into account the size of the peer groups for each class, noting that the peer group for the Investor Class and Institutional Class consisted of six funds and five funds, respectively (in each case including the Fund).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors

The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021